Reserves (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 07, 2024	Jun. 30, 2023
Reserves [Line Items]
Shares issued to directors and management	80,994,098		100
Booked amount	$ 182,534
Director [Member]
Reserves [Line Items]
Shares issued to directors and management		50,765